EQUIPMENT	12 Months Ended
Feb. 28, 2013
EQUIPMENT [Text Block]

NOTE 3 – EQUIPMENT

Equipment

Cost:
At February 28, 2013, February 29, 2012 and February 28, 2011	$34,527

Depreciation:
At February 28, 2011	$33,205
Charge for the year	278
At February 29, 2012	33,483
Charge for the year	220
At February 28, 2013	$33,703
Net book value:
At February 29, 2012	$1,044
At February 28, 2013	$824